ICAP PLUS VARIABLE LIFE ACCOUNT ONE

                              FINANCIAL STATEMENTS

                      FOR THE YEAR ENDED DECEMBER 31, 1998

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1998


NET ASSETS                                  SHARES                   COST                 VALUE
                                            ------------------------------------------------------------
Investment in mutual fund portfolio:
    Money Market                                  1,080,460             $1,080,460           $1,080,460
    Growth                                          131,625              2,978,898            4,280,527
    Fixed Income                                      6,431                 86,354               84,893
    Government & Quality Bond                        54,973                760,964              804,544
    High Yield                                       50,265                394,823              341,662
    Strategic Multi-Asset                           137,515              1,490,445            1,439,053
    Multi-Asset                                     273,671              3,239,129            3,691,616
    Capital Appreciation                             96,576              2,551,201            3,437,517
    Growth & Income                                  61,659                837,777            1,301,398
    Foreign Securities                               50,806                557,709              542,902
    Natural Resources                                15,180                222,755              175,895
    Target '98                                            0                      0                    0
                                                            --------------------------------------------

Net Assets                                                             $14,200,515          $17,180,467
                                                            ============================================


NET ASSETS APPLICABLE TO                                             UNIT
OUTSTANDING UNITS OF CAPITAL                     UNITS              VALUE                 VALUE
                                            ------------------------------------------------------------
Account:
    Money Market                                54,828.4926             $19.706179           $1,080,460
    Growth                                      58,835.3196              72.754346            4,280,527
    Fixed Income                                 2,718.4739              31.228319               84,893
    Government & Quality Bond                   24,208.3629              33.234115              804,544
    High Yield                                  13,482.0187              25.342042              341,662
    Strategic Multi-Asset                       51,081.6246              28.171637            1,439,053
    Multi-Asset                                105,085.2942              35.129704            3,691,616
    Capital Appreciation                        61,698.3532              55.714869            3,437,517
    Growth & Income                             33,251.4097              39.138132            1,301,398
    Foreign Securities                          33,348.5473              16.279016              542,902
    Natural Resources                           11,556.0969              15.220970              175,895
    Target '98                                       0.0000               0.000000                    0
                                                                                   ---------------------

Net assets applicable to outstanding
units of capital                                                                            $17,180,467
                                                                                   =====================















                 See accompanying notes to financial statements

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1998


NET INVESTMENT INCOME
    Dividend income                                                                               $315,421
    Mortality and expense risk charges and administrative expense                                  (73,471)
                                                                                             --------------
        Net investment income                                                                      241,950
                                                                                             --------------


REALIZED AND UNREALIZED GAIN
     Realized gain from investment transactions:
       Proceeds from sales                                                                       5,168,413
       Cost of investments sold                                                                 (4,660,779)
                                                                                             --------------
           Net realized gain                                                                       507,634
       Capital gain distribution                                                                 1,331,570
                                                                                             --------------
           Net realized gain from investments                                                    1,839,204
                                                                                             --------------

   Change in unrealized appreciation on investments:
       Unrealized appreciation at end of year                                                    2,979,952
       Unrealized appreciation at beginning of year                                              2,092,771
                                                                                             --------------
           Net change in unrealized appreciation                                                   887,181
                                                                                             --------------

       Realized and unrealized gain                                                              2,726,385
                                                                                             --------------

INCREASE IN NET ASSETS FROM OPERATIONS                                                          $2,968,335
                                                                                             ==============















                 See accompanying notes to financial statements

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                       STATEMENT OF CHANGES IN NET ASSETS
                     YEAR ENDING DECEMBER 31, 1998 AND 1997



                                                                            1998                     1997
                                                        --------------------------------------------------
OPERATIONS
  Net investment income                                                 $241,950                 $320,069
  Net realized gain from investments                                   1,839,204                1,929,616
  Net change in unrealized appreciation                                  887,181                  364,379
                                                        --------------------------------------------------

    Increase in net assets from operations                             2,968,335                2,614,064
                                                        --------------------------------------------------

POLICYHOLDER TRANSACTIONS
  Purchase payments received                                              75,715                   82,539
  Withdrawals and surrenders                                          (2,249,804)              (1,736,569)
  Exchange purchases                                                   2,928,566                  504,223
  Exchange surrenders                                                 (2,713,774)                (314,346)
                                                        --------------------------------------------------

  Decrease in net assets from policyholder
    transactions                                                      (1,959,297)              (1,464,153)
                                                        --------------------------------------------------

INCREASE IN NET ASSETS                                                 1,009,038                1,149,911

NET ASSETS, BEGINNING OF YEAR                                         16,171,429               15,021,518
                                                        --------------------------------------------------

NET ASSETS, END OF YEAR                                              $17,180,467              $16,171,429
                                                        ==================================================















                 See accompanying notes to financial statements

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS



          NOTE 1           ORGANIZATION AND OPERATION

          ICAP PLUS Variable Life Account One (the "Account") is a separate account of Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life"). The Account is organized as a unit investment trust registered under the Investment Company Act of 1940, as amended. In an assumption reinsurance transaction effected February 16, 1991, the Account, and the assets therein, were transferred from Anchor National Life Insurance Company to Phoenix Home Life which assumed all of the liabilities, obligations and guarantees of the Account as of that date.

          These financial statements include balances allocated by each policyholder to the variable divisions of the Account and do not include policyholder balances allocated to the general account of Phoenix Home Life. At December 31, 1998, the general account includes $2,336,232 of policyholder funds.

          The Account has twelve divisions which invest solely in shares of the twelve portfolios of the Anchor Series Trust (the "Trust"), an open-end diversified management investment company.





          NOTE 2           SIGNIFICANT ACCOUNTING POLICIES

          a)      Investment Valuation, Transactions and Related Income
                  Recognition

                  Investments in shares of the Trust are valued using the net asset value per share of the respective Portfolios of the Trust determined on a daily basis (each business day of the New York Stock Exchange). Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income or capital gains distributions from the Trust is recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of the securities is determined on the first-in-first out basis.



                  Exchanges between divisions requested by policyholders are recorded in the new division upon receipt of redemption proceeds.

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS





          NOTE 2           SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          b)      Federal Income Taxes

          Phoenix Home Life qualifies for federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. The operations of the Account are part of the total operations of Phoenix Home Life and are not taxed separately. The account is not treated as a Regulated Investment Company under the code.


          c)      Expenses

          Phoenix Home Life absorbs certain operating expenses of the Account including registration fees required for distribution of its policies under the federal securities laws and state insurance laws.





          NOTE 3           CONTRACT CHARGES

          a) A mortality and expense risk charge is paid by the Account to Phoenix Home Life. This charge is based upon the value of each division of the Account and was charged daily at an annual rate of 0.60% through February 8, 1995 and 0.25% thereafter.


          b) An administrative expense charge is paid by the Account to Phoenix Home Life. This charge is based upon the value of each division of the Account and was charged daily at an annual rate of 0.55% through February 8, 1995 and 0.20% thereafter.

                  A portion of the administrative charge is attributable to premium taxes imposed by certain state and local governments with respect to the initial premium. When an additional premium is paid, Phoenix Home Life deducts a charge for premium taxes equal to 2.50% of the premium.

          c) Phoenix Home Life deducts a charge for the monthly cost of insurance from the policy's cash value, which provides death benefit protection for the following policy month. The monthly cost of insurance is the cost of insurance rate, multiplied by the net amount at risk for a policy month. The cost of insurance varies by sex, attained age and rate class. The net amount at risk may be simply defined as the death benefit less the cash value.

                         ICAP VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS

         NOTE 3      CONTRACT CHARGES (CONTINUED)

         d) In the event that the policy is surrendered during the first eight policy years, a surrender charge is deducted. The surrender charge reimburses Phoenix Home Life for expenses incurred in connection with the promotion, sale and distribution of the policy. The surrender charge will be assessed as follows:


                                                     PERCENTAGE OF
                  POLICY YEAR                        INITIAL PREMIUM
                  -----------                        ---------------

                       1                                   8%
                       2                                   8
                       3                                   7
                       4                                   7
                       5                                   6
                       6                                   5
                       7                                   4
                       8                                   3
                       9+                                  0


                  No surrender charge will be imposed on death benefits or on additional premium payments, unless the additional premium increases the death benefit, in which event it may be subject to the surrender charge.

          e) If a policy is surrendered within the first eight policy years, Phoenix Home Life deducts any portion of the premium tax and policy issue costs not recovered through the administrative charge, determined as follows:

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                         NOTES TO FINANCIAL STATEMENTS



         NOTE 3      CONTRACT CHARGES (CONTINUED)



                                                      PERCENTAGE OF
                  POLICY YEAR                         INITIAL PREMIUM
                  -----------                         ---------------
                       1                                   2.82%
                       2                                   2.46
                       3                                   2.08
                       4                                   1.69
                       5                                   1.29
                       6                                   0.88
                       7                                   0.47
                       8                                   0.04




          NOTE 4     DIVERSIFICATION REQUIREMENTS


          Under the provisions of Section 817 (h) of the Internal Revenue Code, a variable life contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a life contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

          The Internal Revenue Service has issued regulations under Section 817
          (h) of the code. Phoenix Home Life believes that the Account satisfies the current requirements of the regulations and it intends that the Account will continue to meet such requirements.

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS



NOTE 5 - SCHEDULE OF SELECTED PER-UNIT DATA

                                                         YEAR ENDED DECEMBER 31,
                                                   1998              1997           1996            1995           1994
                                        --------------------------------------------------------------------------------
MONEY MARKET:

Net Unit Value:
----------------------------------------
Beginning of year                            $18.831487        $17.988143     $17.208028      $16.381520     $15.957504
End of year                                   19.706179         18.831487      17.988143       17.208028      16.381520
                                        --------------------------------------------------------------------------------
  Net increase in net unit
  value from operations                       $0.874692         $0.843344      $0.780115       $0.826508      $0.424016
                                        ================================================================================

Accumulation units outstanding:
----------------------------------------
End of year                                  54,828.493        58,777.015     81,684.910      92,859.771    151,272.799
                                        ================================================================================

GROWTH:

Net Unit Value:
----------------------------------------
Beginning of year                            $56.675924        $43.659022     $35.061829      $27.905315     $29.626760
End of year                                   72.754346         56.675924      43.659022       35.061829      27.905315
                                        --------------------------------------------------------------------------------
  Net increase (decrease) in net unit
  value from operations                      $16.078422        $13.016902      $8.597193       $7.156514     ($1.721445)
                                        ================================================================================

Accumulation units outstanding:
----------------------------------------
End of year                                  58,835.320        62,446.167     61,214.436      77,102.759     99,798.217
                                        ================================================================================

FIXED INCOME:

Net Unit Value:
----------------------------------------
Beginning of year                            $29.045170        $26.670598     $26.143156      $22.057448     $23.059146
End of year                                   31.228319         29.045170      26.670598       26.143156      22.057448
                                        --------------------------------------------------------------------------------
  Net increase (decrease) in net unit
  value from operations                       $2.183149         $2.374572      $0.527442       $4.085708     ($1.001698)
                                        ================================================================================

Accumulation units outstanding:
----------------------------------------
End of year                                   2,718.474         2,392.696      7,756.393       9,817.121     13,812.583
                                        ================================================================================

GOVERNMENT & QUALITY BOND:

Net Unit Value:
----------------------------------------
Beginning of year                            $30.596101        $28.054940     $27.363761      $23.062807     $24.061836
End of year                                   33.234115         30.596101      28.054940       27.363761      23.062807
                                        --------------------------------------------------------------------------------
  Net increase (decrease) in net unit
  value from operations                       $2.638014         $2.541161      $0.691179       $4.300954     ($0.999029)
                                        ================================================================================

Accumulation units outstanding:
----------------------------------------
End of year                                  24,208.363        30,515.086     36,030.560      41,823.525     53,791.870
                                        ================================================================================

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5 - SCHEDULE OF SELECTED PER-UNIT DATA (CONTINUED)

                                                         YEAR ENDED DECEMBER 31,
                                                   1998              1997           1996            1995           1994
                                        --------------------------------------------------------------------------------

HIGH YIELD:

Net Unit Value:
----------------------------------------
Beginning of year                            $26.650906        $24.056628     $21.631502      $18.311593     $19.390068
End of year                                   25.342042         26.650906      24.056628       21.631502      18.311593
                                        --------------------------------------------------------------------------------
  Net increase (decrease) in net unit
  value from operations                      ($1.308864)        $2.594278      $2.425126       $3.319909     ($1.078475)
                                        ================================================================================

Accumulation units outstanding:
----------------------------------------
End of year                                  13,482.019        19,533.019     18,471.920      23,297.233     22,225.400
                                        ================================================================================

STRATEGIC MULTI-ASSET:

Net Unit Value:
----------------------------------------
Beginning of year                            $24.555006        $21.573438     $18.871464      $15.452177     $16.046587
End of year                                   28.171637         24.555006      21.573438       18.871464      15.452177
                                        --------------------------------------------------------------------------------
  Net increase (decrease) in net unit
  value from operations                       $3.616631         $2.981568      $2.701974       $3.419287     ($0.594410)
                                        ================================================================================

Accumulation units outstanding:
----------------------------------------
End of year                                  51,081.625        55,003.962     63,059.798      71,910.358     92,407.508
                                        ================================================================================

MULTI-ASSET:

Net Unit Value:
----------------------------------------
Beginning of year                            $28.356493        $23.515858     $20.745427      $16.687065     $17.171904
End of year                                   35.129704         28.356493      23.515858       20.745427      16.687065
                                        --------------------------------------------------------------------------------
  Net increase (decrease) in net unit
  value from operations                       $6.773211         $4.840635      $2.770431       $4.058362     ($0.484839)
                                        ================================================================================

Accumulation units outstanding:
----------------------------------------
End of year                                 105,085.294       120,639.843    130,879.258     150,648.340    159,072.494
                                        ================================================================================

CAPITAL APPRECIATION:

Net Unit Value:
----------------------------------------
Beginning of year                            $45.798361        $36.670047     $29.438162      $21.997082     $23.130496
End of year                                   55.714869         45.798361      36.670047       29.438162      21.997082
                                        --------------------------------------------------------------------------------
  Net increase (decrease) in net unit
  value from operations                       $9.916508         $9.128314      $7.231885       $7.441080     ($1.133414)
                                        ================================================================================

Accumulation units outstanding:
----------------------------------------
End of year                                  61,698.353        64,891.833     67,921.672      74,106.731     60,646.794
                                        ================================================================================

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS


NOTE 5 - SCHEDULE OF SELECTED PER-UNIT DATA (CONTINUED)

                                                         YEAR ENDED DECEMBER 31,
                                                   1998              1997           1996            1995           1994
                                        --------------------------------------------------------------------------------

GROWTH & INCOME:

Net Unit Value:
----------------------------------------
Beginning of year                            $30.206823        $23.563662     $19.673868      $16.991875     $19.021372
End of year                                   39.138132         30.206823      23.563662       19.673868      16.991875
                                        --------------------------------------------------------------------------------
  Net increase (decrease) in net unit
  value from operations                       $8.931309         $6.643161      $3.889794       $2.681993     ($2.029497)
                                        ================================================================================

Accumulation units outstanding:
----------------------------------------
End of year                                  33,251.410        36,554.673     36,254.602      41,324.596     41,919.783
                                        ================================================================================

FOREIGN SECURITIES:

Net Unit Value:
----------------------------------------
Beginning of year                            $14.780596        $15.000130     $13.520833      $12.071981     $12.611983
End of year                                   16.279016         14.780596      15.000130       13.520833      12.071981
                                        --------------------------------------------------------------------------------
  Net increase (decrease) in net unit
  value from operations                       $1.498420        ($0.219534)     $1.479297       $1.448852     ($0.540002)
                                        ================================================================================

Accumulation units outstanding:
----------------------------------------
End of year                                  33,348.547        58,324.972     69,214.480      78,097.323     93,950.950
                                        ================================================================================

NATURAL RESOURCES:

Net Unit Value:
----------------------------------------
Beginning of year                            $18.501355        $20.325312     $17.900007      $15.321133     $15.336863
End of year                                   15.220970         18.501355      20.325312       17.900007      15.321133
                                        --------------------------------------------------------------------------------
  Net increase (decrease) in net unit
  value from operations                      ($3.280385)       ($1.823957)     $2.425305       $2.578874     ($0.015730)
                                        ================================================================================

Accumulation units outstanding:
----------------------------------------
End of year                                  11,556.097        12,806.557     16,096.149      25,100.529     30,011.911
                                        ================================================================================

TARGET '98:

Net Unit Value:
----------------------------------------
Beginning of year                            $20.767692        $19.831280     $19.207550      $16.846404     $17.773276
End of year                                    0.000000         20.767692      19.831280       19.207550      16.846404
                                        --------------------------------------------------------------------------------
  Net increase (decrease) in net unit
  value from operations                     ($20.767692)        $0.936412      $0.623730       $2.361146     ($0.926872)
                                        ================================================================================

Accumulation units outstanding:
----------------------------------------
End of year                                       0.000         2,646.523      3,479.259       3,515.671      3,840.433
                                        ================================================================================

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS



NOTE 6 -  POLICYHOLDER TRANSACTIONS

The increase (decrease) in net assets from changes in the number of outstanding units was as follows for the year ended December 31, 1998:


                                PURCHASE PAYMENTS     NET EXCHANGE PURCHASES        WITHDRAWALS AND       INCREASE (DECREASE)
                                  AND TRANSFERS            AND EXCHANGE               SURRENDERS          IN NET ASSETS FROM
                                     RECEIVED               SURRENDERS                                 POLICYHOLDER TRANSACTIONS
                            ----------------------------------------------------------------------------------------------------
ACCOUNT                        UNITS    DOLLARS       UNITS        DOLLARS      UNITS     DOLLARS      UNITS       DOLLARS
-------                        -----    -------       -----        -------      -----     -------      -----       -------

Money Market                        205      $3,973      16,761       $357,026   (20,915)   ($442,679)     (3,949)     ($81,680)
Growth                              322      20,683       1,612        102,084    (5,545)    (342,722)     (3,611)     (219,955)
Fixed Income                          -           -         540         16,633      (214)      (6,335)        326        10,298
Government & Quality Bond           644      20,089          52            175    (7,002)    (232,049)     (6,306)     (211,785)
High Yield                          242       6,688      (4,096)       (87,475)   (2,197)     (81,009)     (6,051)     (161,796)
Strategic Multi-Asset               152       3,950         475         13,008    (4,549)    (119,309)     (3,922)     (102,351)
Multi-Asset                           -           -      (1,668)       (51,284)  (13,886)    (424,698)    (15,554)     (475,982)
Capital Appreciation                  -           -       1,933         92,185    (5,126)    (260,260)     (3,193)     (168,075)
Growth & Income                     595      20,321         865         34,702    (4,764)    (162,750)     (3,304)     (107,727)
Foreign Securities                    -           -     (17,640)      (233,763)   (7,337)    (124,795)    (24,977)     (358,558)
Natural Resources                     -           -         651         16,194    (1,901)     (41,528)     (1,250)      (25,334)
Target "98"                           -          11      (2,086)       (44,693)     (561)     (11,670)     (2,647)      (56,352)
                            ----------------------------------------------------------------------------------------------------
                                  2,160     $75,715      (2,601)      $214,792   (73,997) ($2,249,804)    (74,438)  ($1,959,297)
                            ====================================================================================================

                       ICAP PLUS VARIABLE LIFE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS



NOTE 7 - DETAILED STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1998

A statement of operations by investment division follows for the year ended December 31, 1998:

                                                    MONEY                       FIXED       GOVT. &         HIGH
                                                    MARKET         GROWTH       INCOME    QUALITY BOND     YIELD
                                                    ------         ------       ------    ------------     -----
NET INVESTMENT INCOME (LOSS)
  Dividend income                                      $60,759        $16,375     $5,322        $43,076      $42,628
  Mortality & expense risk charges
    and administrative expense                          (5,477)       (16,898)      (308)        (4,250)      (2,032)
                                                ---------------------------------------------------------------------
  Net investment income (loss)                          55,282           (523)     5,014         38,826       40,596
                                                ---------------------------------------------------------------------

REALIZED & UNREALIZED GAIN (LOSS)
  Realized gain (loss) from investment
    transactions:
Proceeds from sales                                  1,309,426        707,409      6,635        536,935      321,967
Cost of investments sold                            (1,309,426)      (529,476)    (6,666)      (509,159)    (330,109)
                                                ---------------------------------------------------------------------

  Net realized gain (loss)                                   -        177,933        (31)        27,776       (8,142)

  Capital gains distributions                                -        199,639          -          1,584            -
                                                ---------------------------------------------------------------------
  Net realized gain (loss) from investments                  -        377,572        (31)        29,360       (8,142)
                                                ---------------------------------------------------------------------

  Change in unrealized appreciation
   (depreciation) on investments:

  Unrealized appreciation (depreciation)
    at end of period                                         -      1,301,630     (1,461)        43,580      (53,161)
  Unrealized appreciation (depreciation)
    at beginning of period                                   -        717,391     (1,573)        29,080       (3,592)
                                                ---------------------------------------------------------------------

  Net change in unrealized
    appreciation (depreciation)                              -        584,239        112         14,500      (49,569)
                                                ---------------------------------------------------------------------

  Realized and unrealized gain (loss)                        -        961,811         81         43,860      (57,711)
                                                ---------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     $55,282       $961,288     $5,095        $82,686     ($17,115)
                                                =====================================================================


                                                 STRATEGIC      MULTI-       CAPITAL       GROWTH &
                                                MULTI-ASSET     ASSET      APPRECIATION     INCOME
                                                -----------     -----      ------------     ------
NET INVESTMENT INCOME (LOSS)
  Dividend income                                    $29,730      $90,631         $1,616       $10,074
  Mortality & expense risk charges
    and administrative expense                        (6,294)     (15,718)       (13,680)       (5,283)
                                                --------------------------------------------------------
  Net investment income (loss)                        23,436       74,913        (12,064)        4,791
                                                --------------------------------------------------------

REALIZED & UNREALIZED GAIN (LOSS)
  Realized gain (loss) from investment
    transactions:
Proceeds from sales                                  139,545      526,111        714,256       247,098
Cost of investments sold                            (140,023)    (443,952)      (543,781)     (172,087)
                                                --------------------------------------------------------

  Net realized gain (loss)                              (478)      82,159        170,475        75,011

  Capital gains distributions                        218,724      560,310        240,681        46,090
                                                --------------------------------------------------------
  Net realized gain (loss) from investments          218,246      642,469        411,156       121,101
                                                --------------------------------------------------------

  Change in unrealized appreciation
   (depreciation) on investments:

  Unrealized appreciation (depreciation)
    at end of period                                 (51,393)     452,487        886,316       463,621
  Unrealized appreciation (depreciation)
    at beginning of period                              (495)     423,194        651,756       284,589
                                                --------------------------------------------------------

  Net change in unrealized
    appreciation (depreciation)                      (50,898)      29,293        234,560       179,032
                                                --------------------------------------------------------

  Realized and unrealized gain (loss)                167,348      671,762        645,716       300,133
                                                --------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  $190,784     $746,675       $633,652      $304,924
                                                ========================================================


                                                   FOREIGN      NATURAL
                                                  SECURITIES   RESOURCES   TARGET '98      TOTAL
                                                  ----------   ---------   ----------      -----
NET INVESTMENT INCOME (LOSS)
  Dividend income                                      $8,759       $2,625      $3,826      $315,421
  Mortality & expense risk charges
    and administrative expense                         (2,467)        (903)       (161)      (73,471)
                                                -----------------------------------------------------
  Net investment income (loss)                          6,292        1,722       3,665       241,950
                                                -----------------------------------------------------

REALIZED & UNREALIZED GAIN (LOSS)
  Realized gain (loss) from investment
    transactions:
Proceeds from sales                                   526,296       76,218      56,517     5,168,413
Cost of investments sold                             (531,976)     (78,629)    (65,495)   (4,660,779)
                                                -----------------------------------------------------

  Net realized gain (loss)                             (5,680)      (2,411)     (8,978)      507,634

  Capital gains distributions                          62,743        1,799           -     1,331,570
                                                -----------------------------------------------------
  Net realized gain (loss) from investments            57,063         (612)     (8,978)    1,839,204
                                                -----------------------------------------------------

  Change in unrealized appreciation
   (depreciation) on investments:

  Unrealized appreciation (depreciation)
    at end of period                                  (14,807)     (46,860)          -     2,979,952
  Unrealized appreciation (depreciation)
    at beginning of period                              9,166      (10,041)     (6,704)    2,092,771
                                                -----------------------------------------------------

  Net change in unrealized
    appreciation (depreciation)                       (23,973)     (36,819)      6,704       887,181
                                                -----------------------------------------------------

  Realized and unrealized gain (loss)                  33,090      (37,431)     (2,274)    2,726,385
                                                -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $39,382     ($35,709)     $1,391    $2,968,335
                                                =====================================================

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--------------------------------------------------------------------------------

                                                     PRICEWATERHOUSECOOPERS LLP
                                                             One Financial Plaza
                                                               Hartford CT 06103
                 REPORT OF INDEPENDENT ACCOUNTANTS      Telephone (860) 240 2000




To the Board of Directors of Phoenix Home Life Mutual Insurance Company and the Policyholders of ICAP Plus Variable Life Account One

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of ICAP Plus Variable Life Account One - Separate Account of Phoenix Home Life Mutual Insurance Company (the "Account") at December 31, 1998, the results of its operations for the year then ended and the changes in its net assets for the two years then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurances about whether the statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1998 by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.





/s/ PricewaterhouseCoopers LLP
February 24, 1999


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